Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt	Debt

In millions		Maturity	US dollar- denominated amount		December 31,	2019	2018
Notes and debentures (1)
Canadian National series:
2.40%	2-year notes (2)	Feb 3, 2020	US$	300		$390	$409
2.75%	7-year notes (2)	Feb 18, 2021				250	250
2.85%	10-year notes (2)	Dec 15, 2021	US$	400		520	546
2.25%	10-year notes (2)	Nov 15, 2022	US$	250		325	341
7.63%	30-year debentures	May 15, 2023	US$	150		195	205
2.95%	10-year notes (2)	Nov 21, 2024	US$	350		455	477
2.80%	10-year notes (2)	Sep 22, 2025				350	350
2.75%	10-year notes (2)	Mar 1, 2026	US$	500		649	682
6.90%	30-year notes (2)	Jul 15, 2028	US$	475		617	648
3.20%	10-year notes (2)	Jul 31, 2028				350	350
3.00%	10-year notes (2)	Feb 8, 2029				350	—
7.38%	30-year debentures (2)	Oct 15, 2031	US$	200		260	273
6.25%	30-year notes (2)	Aug 1, 2034	US$	500		649	682
6.20%	30-year notes (2)	Jun 1, 2036	US$	450		585	614
6.71%	Puttable Reset Securities PURSSM (2)	Jul 15, 2036	US$	250		325	341
6.38%	30-year debentures (2)	Nov 15, 2037	US$	300		390	409
3.50%	30-year notes (2)	Nov 15, 2042	US$	250		325	341
4.50%	30-year notes (2)	Nov 7, 2043	US$	250		325	341
3.95%	30-year notes (2)	Sep 22, 2045				400	400
3.20%	30-year notes (2)	Aug 2, 2046	US$	650		844	886
3.60%	30-year notes (2)	Aug 1, 2047				500	500
3.65%	30-year notes (2)	Feb 3, 2048	US$	600		779	818
3.60%	30-year notes (2)	Jul 31, 2048				450	450
4.45%	30-year notes (2)	Jan 20, 2049	US$	650		844	886
3.60%	30-year notes (2)	Feb 8, 2049				450	—
3.05%	30-year notes (2)	Feb 8, 2050				450	—
4.00%	50-year notes (2)	Sep 22, 2065				100	100

Illinois Central series:
7.70%	100-year debentures	Sep 15, 2096	US$	125		162	170
BC Rail series:
Non-interest bearing 90-year subordinated notes (3)		Jul 14, 2094				842	842
Total notes and debentures						13,131	12,311
Other
Commercial paper						1,277	1,175
Accounts receivable securitization						200	—
Finance lease liabilities and other (4)						138	29
Total debt, gross						14,746	13,515
Net unamortized discount and debt issuance costs (3)						(950)	(946)
Total debt (5)						13,796	12,569
Less: Current portion of long-term debt						1,930	1,184
Total long-term debt						$11,866	$11,385

(1)	The Company's notes and debentures are unsecured.

(2)
The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.

(3)
As at December 31, 2019, these notes were recorded as a discounted debt of $12 million (2018 - $12 million) using an imputed interest rate of 5.75% (2018 - 5.75%). The discount of $830 million (2018 - $830 million) is included in Net unamortized discount and debt issuance costs.

(4)	Includes $4 million of equipment loans in 2019.

(5)	See Note 20 - Financial instruments for the fair value of debt.
Notes and debentures
For the year ended December 31, 2019, the Company issued the following:

•	On November 1, 2019, issuance of $450 million 3.05% Notes due 2050 in the Canadian capital markets, which resulted in net proceeds of $443 million; and

•	On February 8, 2019, issuance of $350 million 3.00% Notes due 2029 and $450 million 3.60% Notes due 2049 in the Canadian capital markets, which resulted in total net proceeds of $790 million.

For the year ended December 31, 2018, the Company issued and repaid the following:

•	On November 7, 2018, issuance of US$650 million ($854 million) 4.45% Notes due 2049 in the U.S. capital markets, which resulted in net proceeds of $845 million;

•	On August 30, 2018, early redemption of US$550 million 5.55% Notes due 2019 for US$558 million ($720 million), which resulted in a loss of US$8 million ($10 million) that was recorded in Other income;

•	On July 31, 2018, issuance of $350 million 3.20% Notes due 2028 and $450 million 3.60% Notes due 2048 in the Canadian capital markets, which resulted in total net proceeds of $787 million;

•	On July 15, 2018, repayment of US$200 million ($264 million) 6.80% Notes due 2018 upon maturity;

•	On May 15, 2018, repayment of US$325 million ($415 million) 5.55% Notes due 2018 upon maturity; and

•
On February 6, 2018, issuance of US$300 million ($374 million) 2.40% Notes due 2020 and US$600 million ($749 million) 3.65% Notes due 2048 in the U.S. capital markets, which resulted in total net proceeds of $1,106 million.

Revolving credit facility
The Company has an unsecured revolving credit facility with a consortium of lenders, which is available for general corporate purposes, including backstopping the Company's commercial paper programs. On March 15, 2019, the Company's revolving credit facility agreement was amended, which extended the term of the credit facility by one year and increased the credit facility from $1.8 billion to $2.0 billion, effective May 5, 2019. The amended credit facility of $2.0 billion consists of a $1.0 billion tranche maturing on May 5, 2022 and a $1.0 billion tranche maturing on May 5, 2024. Under the amended credit facility, the Company has the option to request an extension once a year to maintain the tenors of three years and five years of the respective tranches subject to the consent of the individual lenders. The accordion feature, which provides for an additional $500 million of credit under the facility, remains unchanged. The credit facility agreement contains customary terms and conditions, which were substantially unchanged by the amendment. The credit facility provides for borrowings at various benchmark interest rates, plus applicable margins, based on CN's debt credit ratings. The credit facility agreement has one financial covenant, which limits debt as a percentage of total capitalization, and with which the Company is in compliance.
As at December 31, 2019 and 2018, the Company had no outstanding borrowings under its revolving credit facility and there were no draws during the years ended December 31, 2019 and 2018.

Non-revolving credit facility
On July 25, 2019, the Company entered into an agreement for a non-revolving term loan credit facility in the principal amount of up to US$300 million, secured by rolling stock, which may be drawn upon during the period from July 25, 2019 to March 31, 2020. Term loans made under the facility have a tenor of 20 years, bear interest at a variable rate, and are prepayable at any time without penalty. The credit facility is available for financing or refinancing the purchase of equipment. As at December 31, 2019, the Company had no outstanding borrowings under its non-revolving credit facility and there were no draws during the year ended December 31, 2019.

Commercial paper
The Company has a commercial paper program in Canada and in the U.S. Both programs are backstopped by the Company's revolving credit facility. As of May 5, 2019, the maximum aggregate principal amount of commercial paper that could be issued increased from
$1.8 billion to $2.0 billion, or the US dollar equivalent, on a combined basis. As at December 31, 2019 and 2018, the Company had total commercial paper borrowings of US$983 million ($1,277 million) and US$862 million ($1,175 million), respectively, at a weighted-average interest rate of 1.77% and 2.47%, respectively, presented in Current portion of long-term debt on the Consolidated Balance Sheets.

The following table provides a summary of cash flows associated with the issuance and repayment of commercial paper:

In millions	Year ended December 31,	2019	2018	2017
Commercial paper with maturities less than 90 days
Issuance		$5,069	$8,292	$4,539
Repayment		(5,141)	(8,442)	(4,160)
Change in commercial paper with maturities less than 90 days, net		$(72)	$(150)	$379
Commercial paper with maturities of 90 days or greater
Issuance		$2,115	$1,135	$—
Repayment		(1,902)	(886)	—
Change in commercial paper with maturities of 90 days or greater, net		$213	$249	$—
Change in commercial paper, net		$141	$99	$379

Accounts receivable securitization program
The Company has an agreement, expiring on February 1, 2021, to sell an undivided co-ownership interest in a revolving pool of accounts receivable to unrelated trusts for maximum cash proceeds of $450 million.
As at December 31, 2019, the Company had accounts receivable securitization borrowings of $200 million at a weighted-average interest rate of 1.90%, secured by and limited to $224 million of accounts receivable, presented in Current portion of long-term debt on the Consolidated Balance Sheet. As at December 31, 2018, the Company had no proceeds received under the accounts receivable securitization program.
The following table provides a summary of cash flows associated with the proceeds received and repayment of the accounts receivable securitization program:

In millions	Year ended December 31,	2019	2018	2017
Beginning of year		$—	$421	$—
Proceeds received		420	530	423
Repayment		(220)	(950)	—
Foreign exchange		—	(1)	(2)
End of year		$200	$—	$421

Bilateral letter of credit facilities
The Company has a series of committed and uncommitted bilateral letter of credit facility agreements. On March 15, 2019, the Company extended the maturity date of the committed bilateral letter of credit facility agreements to April 28, 2022. The agreements are held with various banks to support the Company's requirements to post letters of credit in the ordinary course of business. Under these agreements, the Company has the option from time to time to pledge collateral in the form of cash or cash equivalents, for a minimum term of one month, equal to at least the face value of the letters of credit issued.
As at December 31, 2019, the Company had outstanding letters of credit of $424 million (2018 - $410 million) under the committed facilities from a total available amount of $459 million (2018 - $447 million) and $149 million (2018 - $137 million) under the uncommitted facilities. As at December 31, 2019, included in Restricted cash and cash equivalents was $429 million (2018 - $408 million) and $90 million (2018 - $80 million) which were pledged as collateral under the committed and uncommitted bilateral letter of credit facilities, respectively.

Debt maturities
The following table provides the debt maturities, excluding finance lease liabilities, as at December 31, 2019, for the next five years and thereafter:

In millions	Debt (1)
2020	$1,871
2021	761
2022	317
2023	187
2024	447
2025 and thereafter	10,079
Total	$13,662
Finance lease liabilities (2)	134
Total debt	$13,796

(1)	Presented net of unamortized discounts and debt issuance costs.

(2)	See Note 10 - Leases for maturities of finance lease liabilities.

Amount of US dollar-denominated debt

In millions	December 31,		2019		2018
Notes and debentures		US$	6,650	US$	6,650
Commercial paper			983		862
Finance lease liabilities and other			74		21
Total amount of US dollar-denominated debt in US$		US$	7,707	US$	7,533
Total amount of US dollar-denominated debt in C$			$10,011		$10,273